UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                March 31, 2008
                                                         -----------------------
Check here if Amendment  |_|;          Amendment Number:
                                                        ------------------------

This Amendment (Check only one.):   |_|  is a restatement.
                                    |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  CornerCap Investment Counsel, Inc.
Address:               The Peachtree, Suite 1700
                       1355 Peachtree Street, N.E.
                       Atlanta, Georgia  30309

Form 13F File Number:      28-    7208
                              -------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:             Thomas E. Quinn
         Title:            Chief Executive Officer
         Phone:            (404)  870-0700

Signature, Place, and Date of Signing:

 /s/ Thomas E. Quinn               Atlanta, Georgia            5/15/2008
______________________          ______________________     _________________
     [Signature]                    [City, State]               [Date]


Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

                                          Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     None
                                                --------------------------
Form 13F Information Table Entry Total:                129
                                                --------------------------
Form 13F Information Table Value Total:         $     382,495
                                                --------------------------
                                                         (thousands)



List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE


      COLUMN 1            COLUMN 2       COLUMN 3    COLUMN 4           COLUMN 5            COLUMN 6    COLUMN 7  SHRS      COLUMN 8
                                                      VALUE       SHRS OR   SH/    PUT/   INVESTMENT    OTHER   OR PRN
  NAME OF ISSUER      TITLE OF CLASS     CUSIP      (x$1000)      PRN AMT   PRN    CALL   DISCRETION   MANAGERS  AMT    SHARED  NONE
  --------------      --------------     -----     -------------  -------   ---    ----   ----------   -------- ------- ------  ----
ABM Inds Inc                        COM        000957 10 0        1891       84250    SH         SOLE            84250
American Axle & Mfg Hldgs IN        COM        024061 10 3        3431      167373    SH         SOLE           167373
American Capital Strategies         COM        024937 10 4        1649       48270    SH         SOLE            48270
Amgen Inc                           COM        031162 10 0        3497       83707    SH         SOLE            83707
Anheuser-Busch Cos Inc              COM        035229 10 3        4417       93078    SH         SOLE            93078
Apache Corp                         COM        037411 10 5         244        2019    SH         SOLE             2019
Apogee Enterprises Inc              COM        037598 10 9        2268      147294    SH         SOLE           147294
Arkansas Best Corp DEL              COM        040790 10 7        2434       76390    SH         SOLE            76390
Arrow Electrs Inc                   COM        042735 10 0        5326      158278    SH         SOLE           158278
Arvinmeritor Inc                    COM        043353 10 1        2909      232573    SH         SOLE           232573
Assured Guaranty Ltd                COM        G0585R 10 6        1086       45730    SH         SOLE            45730
AT&T Inc                            COM        00206R 10 2        8002      208921    SH         SOLE           208921
Avnet Inc                           COM        053807 10 3        2673       81665    SH         SOLE            81665
Bank of America Corporation         COM        060505 10 4        5355      141257    SH         SOLE           141257
Basic Energy Svcs Inc New           COM        06985P 10 0        3291      149039    SH         SOLE           149039
BB&T Corp                           COM        054937 10 7        1209       37697    SH         SOLE            37697
Berkshire Hathaway Inc Del          CL B       084670 20 7         219          49    SH         SOLE               49
Briggs & Stratton Corp              COM        109043 10 9        3061      170996    SH         SOLE           170996
Buckeye Technologies Inc            COM        118255 10 8        1124      100700    SH         SOLE           100700
Cabelas Inc                         COM        126804 30 1        2136      150860    SH         SOLE           150860
Cascade Corp                        COM        147195 10 1        2068       41935    SH         SOLE            41935
Central Garden & Pet Co         CL A NON-VTG   153527 20 5         263       59262    SH         SOLE            59262
Chart Inds Inc                 COM PAR $0.01   16115Q 30 8        4587      135546    SH         SOLE           135546
Cigna Corp                          COM        125509 10 9        7746      190937    SH         SOLE           190937
Cisco Sys Inc                       COM        17275R 10 2         428       17784    SH         SOLE            17784
Comerica Inc                        COM        200340 10 7        3049       86911    SH         SOLE            86911
Computer Sciences Corp              COM        205363 10 4        2680       65704    SH         SOLE            65704
ConocoPhillips                      COM        20825C 10 4         434        5696    SH         SOLE             5696
Convergys Corp                      COM        212485 10 6        3903      259177    SH         SOLE           259177
Crane Co                            COM        224399 10 5        2650       65673    SH         SOLE            65673
CTS Corp                            COM        126501 10 5        2877      268870    SH         SOLE           268870
Curtiss Wright                      COM        231561 10 1        1474       35525    SH         SOLE            35525
Darden Restaurants Inc              COM        237194 10 5        5734      176155    SH         SOLE           176155
Diebold Inc                         COM        253651 10 3        4193      111663    SH         SOLE           111663
Donnelley R R & Sons Co             COM        257867 10 1        6660      219743    SH         SOLE           219743
Duke Energy Corp NEW                COM        26441C 10 5         272       15226    SH         SOLE            15226
Eaton Corp                          COM        278058 10 2        8233      103339    SH         SOLE           103339
Enpro Inds Inc                      COM        29355X 10 7        2580       82714    SH         SOLE            82714
Esterline Technologies Corp         COM        297425 10 0        3042       60400    SH         SOLE            60400
Everest RE Group LTD                COM        G3223R 10 8        6488       72470    SH         SOLE            72470
Exxon Mobile Corp                   COM        30231G 10 2        1386       16383    SH         SOLE            16383
FirstMerit Corp                     COM        337915 10 2        2994      144907    SH         SOLE           144907
F M C Corp                        COM NEW      302491 30 3        7752      139701    SH         SOLE           139701
Freds Inc                           CL A       356108 10 0        1337      130438    SH         SOLE           130438
Gannett Inc                         COM        364730 10 1        3314      114083    SH         SOLE           114083
General Electric Co                 COM        369604 10 3        4279      115631    SH         SOLE           115631
Gerdau Ameristeel Corp              COM        37373P 10 5        2745      194565    SH         SOLE           194565
Goodrich Corp                       COM        382388 10 6        8374      145617    SH         SOLE           145617
Gruma SAB De CV                SPON ADR CL B   400131 30 6        2407      251040    SH         SOLE           251040
Haynes International Inc          COM NEW      420877 20 1         995       18135    SH         SOLE            18135
HCC Ins Hldgs Inc                   COM        404132 10 2        3699      163026    SH         SOLE           163026
Heidrick & Struggls Intl IN         COM        422819 10 2        1436       44140    SH         SOLE            44140
Helen of Troy Corp Ltd              COM        G4388N 10 6        2827      168601    SH         SOLE           168601
Helmerich & Payne Inc               COM        423452 10 1        5048      107710    SH         SOLE           107710
Home Depot Inc                      COM        437076 10 2        1853       66236    SH         SOLE            66236
International Business Machs        COM        459200 10 1         308        2675    SH         SOLE             2675
Intel Corp                          COM        458140 10 0        4626      218391    SH         SOLE           218391
Intl Paper Co                       COM        460146 10 3        4475      164506    SH         SOLE           164506
ISHARES INC                    MSCI PAC J IDX  464287 46 5         350        4866    SH         SOLE             4866
ISHARES INC                      MSCI JAPAN    464286 84 8         466       37681    SH         SOLE            37681
ISHARES TR                     MSCI EAFE IDX   464286 66 5         342        2520    SH         SOLE             2520
ISHARES TR                     S&P MC 400 GRW  464288 86 9         259        5563    SH         SOLE             5563
ISHARES TR                     S&P MIDCP VALU  464287 60 6         724        8885    SH         SOLE             8885
ISHARES TR                     S&P SMLCP VALU  464287 70 5         907       12416    SH         SOLE            12416
ISHARES TR                     S&P SMLCP GROW  464287 87 9         556        8503    SH         SOLE             8503
ISHARES TR                     RSSL MCRCP IDX  464287 88 7         347        2806    SH         SOLE             2806
ISHARES TR                     S&P WLD EX-US   464288 42 2         321        7200    SH         SOLE             7200
ISHARES TR                     MSCI EMU INDEX  464286 60 8         779        7160    SH         SOLE             7160
ISHARES TR                      S&P 500 GRW    464287 30 9        1061       16924    SH         SOLE            16924
ISHARES TR                     S&P 500 VALUE   464287 40 8        1365       19714    SH         SOLE            19714
Johnson & Johnson                   COM        478160 10 4         606        9339    SH         SOLE             9339
Johnson Ctls Inc                    COM        478366 10 7        9051      267777    SH         SOLE           267777
Joy Global Inc                      COM        481165 10 8        3601       55267    SH         SOLE            55267
Kemet Corp                          COM        488360 10 8        2076      513900    SH         SOLE           513900
Korn Ferry Intl                   COM NEW      500643 20 0        1518       89800    SH         SOLE            89800
Lauder Estee Cos Inc                CL A       518439 10 4        3453       75302    SH         SOLE            75302
Lincare Hldgs Inc                   COM        532791 10 0        5557      197695    SH         SOLE           197695
Lincoln Natl Corp Ind               COM        534187 10 9        4061       78095    SH         SOLE            78095
Manpower Inc                        COM        56418H 10 0        1241       22062    SH         SOLE            22062
Marathon Oil Corp                   COM        565849 10 6        6716      147275    SH         SOLE           147275
Mattel Inc                          COM        577081 10 2        2770      139200    SH         SOLE           139200
MCG Capital Corp                    COM        58047P 10 7        1940      213407    SH         SOLE           213407
Microsoft Corp                      COM        594918 10 4         544       19165    SH         SOLE            19165
National Oilwell Varco Inc          COM        637071 10 1        7970      136513    SH         SOLE           136513
Nissan Motors                  SPONSORED ADR   654744 40 8        3208      192318    SH         SOLE           192318
Norfolk Southern Corp               COM        655844 10 8        3967       73025    SH         SOLE            73025
Office Depot Inc                    COM        676220 10 6        1285      116250    SH         SOLE           116250
Olin Corp                        COM PAR $1    680665 20 5        4622      233916    SH         SOLE           233916
OM Group Inc                        COM        670872 10 0        2368       43415    SH         SOLE            43415
Oracle Corp                         COM        68389X 10 5         234       11976    SH         SOLE            11976
Partnerre Ltd                       COM        G6852T 10 5        3861       50598    SH         SOLE            50598
Pepsico Inc                         COM        713448 10 8         524        7251    SH         SOLE             7251
Pfizer Inc                          COM        717081 10 3        6123      292525    SH         SOLE           292525
Plantronics Inc NEW                 COM        727493 10 8        1831       94805    SH         SOLE            94805
PPG Inds Inc                        COM        693506 10 7        7119      117643    SH         SOLE           117643
Regions Financial Corp New          COM        7591EP 10 0         397       20106    SH         SOLE            20106
Regis Corp Minn                     COM        758932 10 7        2941      106968    SH         SOLE           106968
Reinsurance Group Amer Inc          COM        759351 10 9        4889       89812    SH         SOLE            89812
Ruby Tuesday Inc                    COM        781182 10 0        1250      166600    SH         SOLE           166600
Rydex ETF Trust                S&P 500 EQ TRD  78355W 10 6         687       16059    SH         SOLE            16059
Sanderson Farms Inc                 COM        800013 10 4        2793       73490    SH         SOLE            73490
Schlumberger Ltd                    COM        806857 10 8         216        2488    SH         SOLE             2488
Seabright Insurance Hldgs IN        COM        811656 10 7        2438      165480    SH         SOLE           165480
Seagate Technology                  SHS        G7945J 10 4        3576      170785    SH         SOLE           170785
Sierra Wireless Inc                 COM        826516 10 6        1287       80665    SH         SOLE            80665
Standex Intl Corp                   COM        854231 10 7        2842      127194    SH         SOLE           127194
Suntrust Bks Inc                    COM        867914 10 3         285        5172    SH         SOLE             5172
Syniverse Hldgs Inc                 COM        87163F 10 6        2053      123250    SH         SOLE           123250
Technitrol Inc                      COM        878555 10 1        4094      176983    SH         SOLE           176983
Telefonos de Mexico S A B      SPON ADR ORD L  879403 78 0       10797      287164    SH         SOLE           287164
Terex Corp NEW                      COM        880779 10 3        2563       41006    SH         SOLE            41006
Travelers Companies Inc             COM        89417E 10 9        7496      156649    SH         SOLE           156649
TTM Technologies Inc                COM        87305R 10 9         803       70900    SH         SOLE            70900
Unit Corp                           COM        909218 10 9         671       11850    SH         SOLE            11850
Unitedhealth Group Inc              COM        91324P 10 2        5568      162039    SH         SOLE           162039
US Bancorp DEL                    COM NEW      902973 30 4        7330      226502    SH         SOLE           226502
Vanguard Index FDS              MID CAP ETF    922908 62 9        1240       13189    SH         SOLE            13189
Vanguard Intl Equity Index F    EMR MKT ETF    922042 85 8         342        5042    SH         SOLE             5042
Vanguard Intl Equity Index F   ALLWRLD EX US   922042 77 5         338        6268    SH         SOLE             6268
Verigy Ltd                          SHS        Y93691 10 6        1319       70035    SH         SOLE            70035
Verso Technologies Inc            COM NEW      925317 20 8           4       28000    SH         SOLE            28000
VF Corp                             COM        918204 10 8        7924      102237    SH         SOLE           102237
Wachovia Corp New                   COM        929903 10 2        3934      145687    SH         SOLE           145687
Washington Fed Inc                  COM        938824 10 9        3230      141419    SH         SOLE           141419
Western Digital Corp                COM        958102 10 5        7566      279794    SH         SOLE           279794
WABTEC Corp                         COM        929740 10 8        2908       77230    SH         SOLE            77230
Whirlpool Corp                      COM        963320 10 6        2461       28355    SH         SOLE            28355
Windstream Corp                     COM        97381W 10 4        1686      141115    SH         SOLE           141115
Wyeth                               COM        983024 10 0        5410      129556    SH         SOLE           129556


REPORT SUMMARY                    129 DATA RECORDS                 $ 382495        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED